Nuveen Preferred and Income Term Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 156.1%   (98.8% of Total Investments)
X 327,892,642 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 80.3% (50.8% of Total Investments)
X 327,892,642
Automobiles - 2.3%
$ 2,910 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 2,542,612
7,963 General Motors Financial Co Inc 5.750% N/A (3) BB+ 6,758,756
Total Automobiles 9,301,368
Banks - 29.8%
3,290 Bank of America Corp (4) 6.250% N/A (3) BBB+ 3,216,304
3,150 Bank of America Corp 6.300% N/A (3) BBB+ 3,172,212
3,620 Bank of America Corp 6.500% N/A (3) BBB+ 3,608,850
1,960 Bank of America Corp 6.100% N/A (3) BBB+ 1,923,250
1,970 Bank of America Corp 4.375% N/A (3) BBB+ 1,679,425
6,465 Citigroup Inc 5.000% N/A (3) BBB- 6,060,937
2,870 Citigroup Inc (5) 6.250% N/A (3) BBB- 2,814,810
7,308 Citigroup Inc 5.950% N/A (3) BBB- 6,851,379
7,565 Citigroup Inc 6.300% N/A (3) BBB- 7,136,065
1,315 Citigroup Inc (5) 7.375% N/A (3) BBB- 1,298,562
1,695 Citigroup Inc 4.150% N/A (3) BBB- 1,394,138
1,070 Citizens Financial Group Inc 4.000% N/A (3) Baa3 831,925
880 Citizens Financial Group Inc 6.375% N/A (3) Baa3 761,200
4,805 CoBank ACB 6.450% N/A (3) BBB+ 4,528,339
1,065 Fifth Third Bancorp 4.500% N/A (3) Baa3 943,220
2,670 First Citizens BancShares Inc /NC (3-Month LIBOR
reference rate + 3.972% spread) (6)
8.838% N/A (3) Ba1 2,476,425
860 Goldman Sachs Group Inc /The 3.800% N/A (3) BBB- 712,725
850 Goldman Sachs Group Inc /The 4.400% N/A (3) BB+ 722,252
2,121 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 2,586,712
4,740 Huntington Bancshares Inc /OH 5.625% N/A (3) Baa3 4,228,194
5,800 JPMorgan Chase & Co (5) 5.000% N/A (3) BBB+ 5,558,523
985 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 863,550
9,892 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 9,880,130
1,715 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 1,696,941
2,430 KeyCorp 5.000% N/A (3) Baa3 1,919,699
1,570 M&T Bank Corp 6.450% N/A (3) Baa2 1,421,831
1,340 M&T Bank Corp 3.500% N/A (3) Baa2 881,050
2,785 M&T Bank Corp 5.125% N/A (3) Baa2 2,156,909
945 PNC Financial Services Group Inc /The 6.200% N/A (3) Baa2 889,914
1,760 PNC Financial Services Group Inc /The 6.000% N/A (3) Baa2 1,632,400
2,371 PNC Financial Services Group Inc /The (3-Month LIBOR
reference rate + 3.678% spread) (6)
3.804% N/A (3) Baa2 2,359,541
1,407 PNC Financial Services Group Inc /The 5.000% N/A (3) Baa2 1,280,370
2,130 PNC Financial Services Group Inc /The 3.400% N/A (3) Baa2 1,629,609
4,315 PNC Financial Services Group Inc /The (5) 6.250% N/A (3) Baa2 3,954,697
1,625 Regions Financial Corp 5.750% N/A (3) Baa3 1,536,024
3,270 Truist Financial Corp 5.100% N/A (3) Baa2 2,884,344
7,045 Truist Financial Corp (5) 4.800% N/A (3) Baa2 6,120,344
1,805 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5),(6)
7.968% N/A (3) Baa2 1,732,800
3,256 Wells Fargo & Co 5.900% N/A (3) Baa2 3,070,082
5,150 Wells Fargo & Co 3.900% N/A (3) Baa2 4,481,491
5,638 Wells Fargo & Co (4) 5.875% N/A (3) Baa2 5,515,204
1,230 Wells Fargo & Co (5) 7.950% 11/15/29 Baa1 1,371,037
1,415 Zions Bancorp NA (5) 7.200% N/A (3) BB+ 1,214,778
1,050 Zions Bancorp NA 5.800% N/A (3) BB+ 823,291
Total Banks 121,821,483

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets - 3.4%
$ 1,145 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 $ 1,114,944
1,685 Charles Schwab Corp/The 4.000% N/A (3) Baa2 1,413,327
3,115 Charles Schwab Corp/The 5.375% N/A (3) Baa2 2,965,091
4,127 Goldman Sachs Group Inc /The (5) 5.300% N/A (3) BBB- 3,915,636
3,785 Goldman Sachs Group Inc /The 5.500% N/A (3) BBB- 3,652,031
950 Goldman Sachs Group Inc /The 4.125% N/A (3) BBB- 796,306
Total Capital Markets 13,857,335
Communications Equipment - 0.3%
1,290 Vodafone Group PLC 4.125% 6/04/81 BB+ 1,043,610
Total Communications Equipment 1,043,610
Consumer Finance - 2.3%
2,570 Ally Financial Inc 4.700% N/A (3) Ba2 1,805,425
1,980 Ally Financial Inc 4.700% N/A (3) Ba2 1,460,250
2,350 American Express Co 3.550% N/A (3) Baa2 1,974,421
2,705 Capital One Financial Corp 3.950% N/A (3) Baa3 1,995,311
1,820 Discover Financial Services 6.125% N/A (3) Ba1 1,722,960
800 Discover Financial Services 5.500% N/A (3) Ba1 608,000
Total Consumer Finance 9,566,367
Electric Utilities - 2.9%
1,920 American Electric Power Co Inc (5) 3.875% 2/15/62 BBB 1,536,621
2,110 Edison International 5.000% N/A (3) BB+ 1,803,661
930 Edison International 5.375% N/A (3) BB+ 828,188
6,100 Emera Inc (5) 6.750% 6/15/76 BB+ 5,809,718
1,935 Southern Co/The 4.000% 1/15/51 BBB- 1,818,126
Total Electric Utilities 11,796,314
Financial Services - 5.6%
2,010 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 1,748,700
2,425 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 2,182,500
12 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 11,741,191
1,050 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 924,000
3,430 Equitable Holdings Inc (4) 4.950% N/A (3) BBB- 3,125,781
3,171 Voya Financial Inc (5) 6.125% N/A (3) BBB- 3,054,244
Total Financial Services 22,776,416
Food Products - 5.3%
2,250 Dairy Farmers of America Inc , 144A 7.125% N/A (3) BB+ 1,912,500
2,240 Land O' Lakes Inc , 144A 7.250% N/A (3) BB 1,926,400
7,223 Land O' Lakes Inc , 144A 7.000% N/A (3) BB 6,139,550
12,550 Land O' Lakes Inc , 144A 8.000% N/A (3) BB 11,546,000
Total Food Products 21,524,450
Independent Power and Renewable Electricity Producers - 1.4%
1,240 AES Andes SA, 144A (5) 7.125% 3/26/79 BB 1,168,080
2,550 AES Andes SA, 144A 6.350% 10/07/79 BB 2,366,115
1,135 Vistra Corp, 144A 8.000% N/A (3) Ba3 1,069,738
1,095 Vistra Corp, 144A 7.000% N/A (3) Ba3 982,027
Total Independent Power and Renewable Electricity Producers 5,585,960
Industrial Conglomerates - 0.7%
2,747 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5),(6)
8.196% N/A (3) BBB- 2,742,193
Total Industrial Conglomerates 2,742,193

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance - 15.3%
$ 1,505 Aegon NV 5.500% 4/11/48 Baa1 $ 1,459,549
1,447 American International Group Inc (5) 5.750% 4/01/48 BBB- 1,392,738
8,580 Assurant Inc (5) 7.000% 3/27/48 Baa3 8,184,908
10,595 Assured Guaranty Municipal Holdings Inc , 144A (5) 6.400% 12/15/66 BBB+ 9,482,525
2,320 AXIS Specialty Finance LLC (5) 4.900% 1/15/40 BBB 1,864,715
1,540 Enstar Finance LLC 5.750% 9/01/40 BBB- 1,285,669
1,505 Enstar Finance LLC (5) 5.500% 1/15/42 BBB- 1,083,445
4,755 Markel Corp (4) 6.000% N/A (3) BBB- 4,620,089
1,525 MetLife Inc 3.850% N/A (3) BBB 1,418,250
1,095 MetLife Inc (5) 5.875% N/A (3) BBB 1,016,102
3,440 MetLife Inc , 144A (5) 9.250% 4/08/38 BBB 4,050,600
2,335 PartnerRe Finance B LLC (5) 4.500% 10/01/50 Baa1 1,961,742
4,129 Provident Financing Trust I 7.405% 3/15/38 BB+ 4,149,645
1,405 Prudential Financial Inc (5) 5.125% 3/01/52 BBB+ 1,271,147
700 Prudential Financial Inc 3.700% 10/01/50 BBB+ 599,873
1,135 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 1,124,131
2,770 QBE Insurance Group Ltd, 144A (5) 5.875% N/A (3) Baa2 2,615,391
7,495 QBE Insurance Group Ltd, 144A (5) 7.500% 11/24/43 Baa1 7,494,177
2,600 SBL Holdings Inc , 144A 6.500% N/A (3) BB 1,513,694
9,195 SBL Holdings Inc , 144A (5) 7.000% N/A (3) BB 5,930,775
Total Insurance 62,519,165
Media - 0.3%
1,660 Paramount Global 6.375% 3/30/62 Baa3 1,423,882
Total Media 1,423,882
Multi-Utilities - 2.6%
1,195 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 966,460
4,505 CenterPoint Energy Inc 6.125% N/A (3) BBB- 4,291,012
570 CMS Energy Corp (5) 4.750% 6/01/50 BBB- 498,750
1,215 NiSource Inc 5.650% N/A (3) BBB- 1,152,913
2,365 Sempra Energy 4.875% N/A (3) BBB- 2,223,957
1,785 Sempra Energy (5) 4.125% 4/01/52 BBB- 1,445,568
Total Multi-Utilities 10,578,660
Oil, Gas & Consumable Fuels - 2.7%
1,905 Enbridge Inc 7.625% 1/15/83 BBB- 1,940,398
1,245 Enbridge Inc 5.500% 7/15/77 BBB- 1,101,761
3,520 Enbridge Inc (5) 5.750% 7/15/80 BBB- 3,222,268
690 Enbridge Inc 6.000% 1/15/77 BBB- 644,852
1,590 Energy Transfer LP (5) 6.500% N/A (3) BB 1,407,150
345 Energy Transfer LP (5) 7.125% N/A (3) BB 290,663
1,650 Transcanada Trust (5) 5.600% 3/07/82 BBB- 1,395,140
1,225 Transcanada Trust (5) 5.500% 9/15/79 BBB- 1,037,940
Total Oil, Gas & Consumable Fuels 11,040,172
Trading Companies & Distributors - 3.9%
7,045 AerCap Global Aviation Trust, 144A (5) 6.500% 6/15/45 Baa3 6,617,242
1,915 AerCap Holdings NV 5.875% 10/10/79 BB+ 1,776,252
2,045 Air Lease Corp 4.650% N/A (3) BB+ 1,679,351
1,855 ILFC E-Capital Trust I, 144A (5) 6.548% 12/21/65 Baa3 1,196,475
7,362 ILFC E-Capital Trust I, 144A (5) 6.798% 12/21/65 Baa3 4,776,097
Total Trading Companies & Distributors 16,045,417
U.S. Agency - 0.7%
2,270 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 1,974,900
1,180 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 1,035,450
Total U.S. Agency 3,010,350

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.8%
$ 3,180 Vodafone Group PLC (5) 7.000% 4/04/79 BB+ $ 3,259,500
Total Wireless Telecommunication Services 3,259,500
Total $1,000 Par (or similar) Institutional Preferred (cost $359,696,846) 327,892,642
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
X 182,971,777 CONTINGENT CAPITAL SECURITIES - 44.8% (28.4% of Total Investments)
X 182,971,777
Banks - 37.2%
$ 1,470 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 1,418,371
6,020 Banco Bilbao Vizcaya Argentaria SA (4) 6.500% N/A (3) Ba2 5,489,818
3,010 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (3) Ba2 2,399,195
1,300 Banco Mercantil del Norte SA/Grand Cayman, 144A (5) 7.500% N/A (3) Ba2 1,147,250
2,930 Banco Mercantil del Norte SA/Grand Cayman, 144A (5) 7.625% N/A (3) Ba2 2,666,756
4,060 Banco Santander SA 4.750% N/A (3) Ba1 3,159,898
5,200 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 4,992,000
7,610 Barclays PLC (5) 7.750% N/A (3) BBB- 7,161,162
5,170 Barclays PLC (5) 8.000% N/A (3) BBB- 4,768,808
3,460 Barclays PLC (5) 8.000% N/A (3) BBB- 3,030,614
6,295 Barclays PLC 6.125% N/A (3) BBB- 5,406,775
1,350 BNP Paribas SA, 144A 7.000% N/A (3) BBB 1,204,740
5,880 BNP Paribas SA, 144A 7.750% N/A (3) BBB 5,615,400
1,360 BNP Paribas SA, 144A 9.250% N/A (3) BBB 1,398,624
4,260 BNP Paribas SA, 144A 6.625% N/A (3) BBB 4,059,354
2,745 BNP Paribas SA, 144A 7.375% N/A (3) BBB 2,638,962
4,235 Credit Agricole SA, 144A 7.875% N/A (3) BBB 4,155,594
5,684 Credit Agricole SA, 144A 8.125% N/A (3) BBB 5,631,719
285 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 242,172
870 Danske Bank A/S , Reg S 7.000% N/A (3) BBB- 809,274
7,885 HSBC Holdings PLC 6.000% N/A (3) BBB 6,966,398
12,361 HSBC Holdings PLC 6.375% N/A (3) BBB 11,713,593
1,080 HSBC Holdings PLC 8.000% N/A (3) BBB 1,071,900
6,200 ING Groep NV , Reg S 6.750% N/A (3) BBB 5,812,500
4,270 ING Groep NV 6.500% N/A (3) BBB 3,946,396
4,850 ING Groep NV 5.750% N/A (3) BBB 4,223,646
2,139 Intesa Sanpaolo SpA , 144A (5) 7.700% N/A (3) BB- 1,946,222
7,035 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 6,669,813
10,515 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 10,113,485
3,050 Macquarie Bank Ltd/London, 144A (4) 6.125% N/A (3) BB+ 2,629,233
5,500 NatWest Group PLC 8.000% N/A (3) BBB- 5,444,615
5,020 NatWest Group PLC 6.000% N/A (3) Baa3 4,705,748
2,810 Nordea Bank Abp , 144A 6.625% N/A (3) BBB+ 2,631,481
1,265 Societe Generale SA, 144A 9.375% N/A (3) BB+ 1,200,991
1,113 Societe Generale SA, 144A (5) 6.750% N/A (3) BB 870,744
4,723 Societe Generale SA, 144A (4) 7.875% N/A (3) BB+ 4,512,354
1,820 Societe Generale SA, 144A 8.000% N/A (3) BB 1,698,506
2,635 Societe Generale SA, 144A (5) 4.750% N/A (3) BB+ 2,011,295
1,850 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 1,791,892
2,395 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 1,688,714
140 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 132,027
2,990 UniCredit SpA , Reg S 8.000% N/A (3) BB- 2,886,098
Total Banks 152,064,137
Capital Markets - 7.6%
8,520 Credit Suisse Group AG, 144A 7.500% N/A (3) C 319,500
9,496 Credit Suisse Group AG, 144A 7.250% N/A (3) C 356,100
1,955 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 73,312
5,802 Credit Suisse Group AG, 144A 7.500% N/A (3) C 217,575

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 4,285 Credit Suisse Group AG, 144A 9.750% N/A (3) C $ 160,688
10,795 Deutsche Bank AG (5) 6.000% N/A (3) Ba2 8,041,195
8,020 UBS Group AG , Reg S (5) 6.875% N/A (3) BBB 7,228,025
7,442 UBS Group AG , Reg S 7.000% N/A (3) BBB 7,032,690
6,630 UBS Group AG, 144A (5) 7.000% N/A (3) BBB 6,215,625
1,685 UBS Group AG, 144A 3.875% N/A (3) BBB 1,262,930
Total Capital Markets 30,907,640
Total Contingent Capital Securities (cost $232,080,170) 182,971,777
Shares   Description (1) Coupon Ratings (2) Value
X 125,548,122 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 30.7% (19.4% of Total Investments)
X 125,548,122
Banks - 8.8%
62,728 CoBank ACB 6.200% BBB+ $ 5,990,524
87,000 Farm Credit Bank of Texas, 144A (5) 6.750% Baa1 8,482,500
98,863 Fifth Third Bancorp 6.625% Baa3 2,422,144
232,000 KeyCorp (4) 6.200% Baa3 5,150,400
25,900 KeyCorp 6.125% Baa3 582,491
169,115 New York Community Bancorp Inc (5) 6.375% Ba2 3,958,982
120,200 Regions Financial Corp (4) 6.375% Baa3 2,879,992
57,838 Regions Financial Corp 5.700% Baa3 1,338,371
61,453 Synovus Financial Corp 5.875% BB- 1,300,345
64,600 Wells Fargo & Co 4.750% Baa2 1,299,752
43,000 Western Alliance Bancorp 4.250% Ba3 679,400
86,389 Wintrust Financial Corp 6.875% BB 2,044,828
Total Banks 36,129,729
Capital Markets - 3.4%
30,159 Goldman Sachs Group Inc /The 5.500% BB+ 756,991
101,372 Morgan Stanley 7.125% BBB 2,582,958
93,300 Morgan Stanley 6.375% BBB 2,344,629
83,476 Morgan Stanley 6.875% BBB 2,118,621
196,300 Morgan Stanley 5.850% BBB 4,909,463
38,800 Morgan Stanley 6.500% BBB 1,014,232
Total Capital Markets 13,726,894
Consumer Finance - 0.3%
66,500 Synchrony Financial 5.625% BB- 1,127,175
Total Consumer Finance 1,127,175
Diversified Telecommunication Services - 0.2%
49,500 AT&T Inc (5) 4.750% BBB- 1,033,560
Total Diversified Telecommunication Services 1,033,560
Financial Services - 3.7%
69,700 AgriBank FCB (4) 6.875% BBB+ 6,970,000
105,500 Equitable Holdings Inc (5) 5.250% BBB- 2,265,085
47,393 Federal Agricultural Mortgage Corp 6.000% N/R 1,220,370
190,535 Voya Financial Inc (4) 5.350% BBB- 4,649,054
Total Financial Services 15,104,509
Food Products - 2.9%
168,229 CHS Inc 7.100% N/R 4,172,079
61,800 CHS Inc 7.875% N/R 1,616,688
169,110 CHS Inc 6.750% N/R 4,241,279
20,500 Dairy Farmers of America Inc , 144A 7.875% BB+ 1,886,000
Total Food Products 11,916,046

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPI
Investments in Derivatives
Shares   Description (1) Coupon Ratings (2) Value
Insurance - 8.3%
241,300 American Equity Investment Life Holding Co (4) 5.950% BB $ 5,564,378
122,300 American Equity Investment Life Holding Co 6.625% BB 2,920,524
231,598 Aspen Insurance Holdings Ltd 5.950% BB+ 5,586,144
62,000 Aspen Insurance Holdings Ltd 5.625% BB+ 1,271,000
45,000 Assurant Inc 5.250% Baa3 957,150
159,300 Athene Holding Ltd (5) 6.350% BBB 3,455,217
120,000 Athene Holding Ltd 6.375% BBB 2,706,000
39,400 Delphi Financial Group Inc (5) 8.054% BBB 871,725
123,400 Enstar Group Ltd (5) 7.000% BBB- 2,825,860
100,469 Maiden Holdings North America Ltd (5) 7.750% N/R 1,657,738
64,300 Reinsurance Group of America Inc 7.125% BBB+ 1,687,875
146,800 Reinsurance Group of America Inc (5) 5.750% BBB+ 3,718,444
43,200 Selective Insurance Group Inc (5) 4.600% BBB- 749,520
Total Insurance 33,971,575
Oil, Gas & Consumable Fuels - 2.2%
33,200 Energy Transfer LP 7.600% BB 767,584
139,235 NuStar Energy LP (5) 10.942% B2 3,212,152
125,403 NuStar Energy LP (4) 12.065% B2 3,106,232
71,018 NuStar Logistics LP (5) 11.994% B 1,813,800
Total Oil, Gas & Consumable Fuels 8,899,768
Trading Companies & Distributors - 0.9%
114,543 Air Lease Corp (5) 6.150% BB+ 2,507,346
41,600 WESCO International Inc 10.625% B+ 1,131,520
Total Trading Companies & Distributors 3,638,866
Total $25 Par (or similar) Retail Preferred (cost $133,594,876) 125,548,122
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,073,392 CORPORATE BONDS - 0.3% (0.2% of Total Investments)
X 1,073,392
Banks - 0.3%
$ 1,085 Commerzbank AG, 144A (5) 8.125% 9/19/23 Baa3 $ 1,073,392
Total Banks 1,073,392
Total Corporate Bonds (cost $1,085,000) 1,073,392
Total Long-Term Investments (cost $726,456,892) 637,485,933
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.9% (1.2% of Total Investments)
X 7,676,956 REPURCHASE AGREEMENTS - 1.9% (1.2% of Total Investments)
X 7,676,956
$ 7,677 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/28/23, repurchase price
$7,677,877, collateralized by $8,563,200, U.S. Treasury
Note, 0.750%, due 5/31/26, value $7,830,509
1.440% 5/01/23 $ 7,676,956
Total Repurchase Agreements (cost $7,676,956) 7,676,956
Total Short-Term Investments (cost $7,676,956) 7,676,956
Total Investments (cost $734,133,848 ) - 158.0% 645,162,889
Borrowings - (42.6)% (8),(9) (173,900,000)
Reverse Repurchase Agreements, including accrued interest - (16.0)%(10) (65,494,258)
Other Assets & Liabilities, Net -  0.6%(11) 2,649,874
Net Assets Applicable to Common Shares - 100% $ 408,418,505

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (12)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 45,000,000 Receive
1-Month
LIBOR 2.333% Monthly 7/01/19 10/01/23 7/01/24 $ 637,799 $ 637,799
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ 11,741,191 $ 316,151,451 $ – $ 327,892,642
Contingent Capital Securities – 182,971,777 – 182,971,777
$25 Par (or similar) Retail Preferred 109,829,873 15,718,249 – 125,548,122
Corporate Bonds – 1,073,392 – 1,073,392
Short-Term Investments:
Repurchase Agreements – 7,676,956 – 7,676,956
Investments in Derivatives:
Interest Rate Swaps* – 637,799 – 637,799
Total
$ 121,571,064 $ 524,229,624 $ – $ 645,800,688
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$55,943,383.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $67,979,012 have been pledged as collateral for reverse repurchase agreements.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JPI
(7) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 27.0%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $464,889,028 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.2%.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(12) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.